Impairment (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of statement of financial position

Statement of income	2023	2022	2021
Impairment (losses) reversals	(2,680)	(1,315)	3,190
Exploratory assets	(364)	−	−
Impairment on equity-accounted investments	(2)	(6)	383
Net effect within the statement of income	(3,046)	(1,321)	3,573
Losses	(3,307)	(1,640)	(654)
Reversals	261	319	4,227

Statement of financial position	2023	2022	2021
Property, plant and equipment	(2,783)	(1,163)	3,414
Intangible assets	(364)	(1)	1
Assets classified as held for sale	103	(151)	(225)
Investiments	(2)	(6)	383
Net effect within the statement of financial position	(3,046)	(1,321)	3,573

Schedule of statement of financial position

Statement of financial position	2023	2022	2021
Property, plant and equipment	(2,783)	(1,163)	3,414
Intangible assets	(364)	(1)	1
Assets classified as held for sale	103	(151)	(225)
Investiments	(2)	(6)	383
Net effect within the statement of financial position	(3,046)	(1,321)	3,573

Schedule of impairment of property, plan and equipment and intangible assets

Asset or CGU by nature (1)	Carrying amount before impairment testing	Recoverable amount (2)	Impairment (losses) / reversals (3)	Business segment	Comments
					2023
Producing properties relating to oil and gas activities in Brazil (several CGUs)	8,332	6,108	(2,217)	E&P	Item (a1)
Second refining unit in RNEST	943	455	(486)	RT&M	Item (b1)
Oil and gas exploratory assets (several CGUs)	371	−	(364)	E&P	Item (c)
Others			(80)	Several
Total			(3,147)
					2022
Producing properties relating to oil and gas activities in Brazil (several CGUs)	8,307	7,747	(628)	E&P	Item (a2)
Oil and gas production and drilling equipment in Brazil (several CGUs)	486	7	(478)	E&P	Item (d1)
Itaboraí utilities	919	777	(142)	G&LCE	Item (d)
Second refining unit in RNEST	792	882	89	RT&M	Item (b2)
Others			(5)	Several
Total			(1,164)
					2021
Producing properties relating to oil and gas activities in Brazil (several CGUs)	23,734	36,396	3,373	E&P	Item (a3)
Oil and gas production and drilling equipment in Brazil (several CGUs)	250	−	(250)	E&P	Item (d2)
Second refining unit in RNEST	404	767	359	RT&M	Item (b3)
Others			(67)	Several
Total			3,415
(1) It only refers to CGUs or assets which presented impairment losses or reversals in the period.
(2) The recoverable amounts of assets for impairment computation were their value in use, unless otherwise indicated.
(3) Impairment losses and reversals are calculated individually for each CGU. However, there are certain line items of this table which represent several CGUs. Thus, as impairment reversals are limited to pre-impairment carrying amounts less subsequent depreciation or amortization recognized, the "Impairment (losses) / reversals" of the line items representing several CGUs may not represent a direct relation between "Carrying amount" and "Recoverable Amount".

Schedule of average exchange rates

Strategic Plan 2024-2028	2024	2025	2026	2027	2028	Long term Average
Average Brent (US$/barrel)	80	78	75	73	70	65
Average Brazilian Real (excluding inflation) - Real /U.S. dollar exchange rate	5.05	5.04	5.03	4.98	4.90	4.65

At December 31, 2022, average Brent prices and Brazilian real/U.S. dollar average exchange rates used were:

Strategic Plan 2023-2027	2023	2024	2025	2026	2027	Long term Average
Average Brent (US$/barrel)	85	80	75	70	65	55
Average Brazilian Real (excluding inflation) - Real /U.S. dollar exchange rate	5.02	5.00	5.00	4.97	4.88	4.76

At December 31, 2021, average Brent prices and Brazilian real/U.S. dollar average exchange rates used were:

Strategic Plan 2022-2026	2022	2023	2024	2025	2026	Long term Average
Average Brent (US$/barrel)	72	65	60	55	55	55
Average Brazilian Real (excluding inflation) - Real /U.S. dollar exchange rate	5.40	5.33	5.19	5.15	5.14	5.08

Schedule of impairment losses reversals

Activity	12.31.2023	12.31.2022
Producing properties relating to oil and gas activities in Brazil	7.6% p.a.	7.3% p.a.
RT&M in Brazil – postponed projects	7.0% p.a.	7.1% p.a.

Schedule of changes in material assumptions

Potential impairment losses - 10% reduction in the recoverable amount	Business segment	Carrying amount	Recoverable amount	Sensitivity
Assets with impairment losses
Producing properties relating to oil and gas activities in Brazil (CGU Roncador)	E&P	5,863	5,277	(586)
Second refining unit of RNEST	RT&M	455	409	(46)
Itaboraí utilities	G&LCE	924	832	(92)
		7,242	6,518	(724)

Potential impairment reversals - 10% increase in the recoverable amount	Business segment	Carrying amount	Recoverable amount	Sensitivity (1)
Assets with impairment losses
Producing properties relating to oil and gas activities in Brazil (CGU Roncador)	E&P	5,863	6,449	586
Second refining unit of RNEST	RT&M	455	501	46
Itaboraí utilities	G&LCE	924	1,016	92
		7,242	7,966	724
(1) When calculating a 10% increase in the recoverable amount, the amount of impairment to be reversed is limited to the accumulated impairment of the CGU or to their recoverable amounts, whichever is lower.

Schedule of assets classified as held for sale

Asset or CGU by nature (1)	Carrying amount before impairment testing	Recoverable amount (2)	Impairment (losses) / reversals (3)	Business segment
				2023
Producing properties relating to oil and gas activities	230	334	103	E&P
Others			1	Several
Total			104
				2022
Producing properties relating to oil and gas activities	376	300	(116)	E&P
Refinery and associated logistics assets	77	34	(44)	RT&M
Others			9	Several
Total			(151)
				2021
Thermoelectric power plants	91	12	(79)	G&LCE
Investments in associates and joint ventures	107	44	(67)	G&LCE
Oil and gas production and drilling equipment	47	−	(46)	E&P
Refinery and associated logistics assets	255	218	(37)	RT&M
Others			4	Several
Total			(225)
(1) It only refers to assets or groups of assets which presented impairment losses or reversals in the period.
(2) The recoverable amounts of assets for impairment computation were their fair value.
(3) Impairment losses and reversals are calculated individually for each CGU. However, certain line items of this table may represent several CGUs. Thus, as impairment reversals are limited to pre-impairment carrying amounts less subsequent depreciation or amortization recognized, the "Impairment (losses) / reversals" of each line item may not represent a direct relation between "Carrying amount" and "Recoverable Amount".